SCHEDULE OF INVESTMENTS

High Income (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	13	$—*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(B)(C)	—*	—

Education Services – 0.6%
Laureate Education, Inc., Class A(A)	443	4,652

Hotels, Resorts & Cruise Lines – 1.0%
Studio City International Holdings Ltd. ADR(A)	343	6,931

Total Consumer Discretionary - 1.6%		11,583
Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp.(A)(B)(H)	1	—

Total Consumer Staples - 0.0%		—
Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)	29	358

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	1	176
McDermott International, Inc.(A)(B)	21	—*

		176

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(D)	436	—*
Sabine Oil & Gas Corp.(A)(C)	—*	4

		4

Total Energy - 0.0%		538
Health Care
Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(D)(F)	35	133

Total Health Care - 0.0%		133
Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)	1,605	—*

Total Industrials - 0.0%		—*

TOTAL COMMON STOCKS - 1.6%		$12,254
(Cost: $13,362)

Registered Investment Companies – 4.3%
Invesco Senior Loan ETF	424	8,678
iShares iBoxx $ High Yield Corporate Bond ETF(F)	290	22,351

		31,029

TOTAL INVESTMENT FUNDS – 4.3%		$31,029
(Cost: $33,375)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)	4,583	—*

Total Consumer Staples - 0.0%		—*
Energy
Oil & Gas Exploration & Production – 0.6%
Targa Resources Corp., 9.500%(A)(C)	8	4,473

Total Energy - 0.6%		4,473

TOTAL PREFERRED STOCKS – 0.6%		$4,473
(Cost: $10,499)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(G)	20	1

TOTAL WARRANTS – 0.0%		$1
(Cost: $6)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.3%
Alliance Data Systems Corp., 4.750%, 12-15-24(H)	$2,991	2,273

Broadcasting – 1.2%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)	5,508	5,158
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(H)	3,979	3,422

		8,580

Cable & Satellite – 9.6%
Altice Financing S.A.:
7.500%, 5-15-26(H)	4,462	4,339
5.000%, 1-15-28(H)	1,421	1,258
Altice France Holding S.A.:
10.500%, 5-15-27(H)	11,289	11,910
6.000%, 2-15-28(H)	10,750	9,456
Altice France S.A.:
7.375%, 5-1-26(H)	7,396	7,470
8.125%, 2-1-27(H)	6,013	6,269
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(H)	1,187	1,202
5.000%, 2-1-28(H)	4,233	4,250
CSC Holdings LLC:
5.500%, 5-15-26(H)	2,025	2,094
5.375%, 2-1-28(H)	4,930	5,029
5.750%, 1-15-30(H)	1,372	1,384
DISH DBS Corp.:
5.875%, 7-15-22	2,310	2,249
5.875%, 11-15-24	1,724	1,679
7.750%, 7-1-26	2,821	2,899
Neptune Finco Corp., 6.625%, 10-15-25(H)	788	828
VTR Finance B.V., 6.875%, 1-15-24(H)	8,223	7,462

		69,778

Integrated Telecommunication Services – 3.5%
Frontier Communications Corp.:
6.875%, 1-15-25(K)	6,315	1,579
11.000%, 9-15-25(K)	8,236	2,141
8.500%, 4-1-26(H)	11,690	10,684
West Corp., 8.500%, 10-15-25(H)	15,487	11,301

		25,705

Publishing – 0.4%
MDC Partners, Inc., 6.500%, 5-1-24(H)	3,426	2,570

Wireless Telecommunication Service – 2.1%
Digicel Group Ltd.:
6.000%, 4-15-21(H)(K)	1,965	1,120
8.250%, 9-30-22(H)(K)	760	118
8.250%, 12-30-22(H)(K)	4,196	1,993
Digicel Group Ltd. (7.125% Cash and 2.000% PIK), 9.125%, 4-1-24(H)(I)(K)	3,263	408
Digicel International Finance Ltd., 8.750%, 5-25-24(H)	9,626	8,615
Digicel Ltd., 6.750%, 3-1-23(H)	6,795	3,058

		15,312

Total Communication Services - 17.1%		124,218
Consumer Discretionary
Automotive Retail – 1.2%
Allison Transmission, Inc., 5.000%, 10-1-24(H)	781	757
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(H)	1,891	1,608
4.750%, 3-1-30(H)	4,151	3,528
Dealer Tire LLC and DT Issuer LLC, 8.000%, 2-1-28(H)	707	566
Lithia Motors, Inc., 4.625%, 12-15-27(H)	1,119	1,007
Sonic Automotive, Inc., 6.125%, 3-15-27	1,198	1,054

		8,520

Casinos & Gaming – 1.8%
Boyd Gaming Corp., 4.750%, 12-1-27(H)	2,089	1,724
Everi Payments, Inc., 7.500%, 12-15-25(H)	3,346	2,543
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)	2,450	2,132
Golden Nugget, Inc., 6.750%, 10-15-24(H)	5,273	3,321
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(H)	282	173
7.250%, 11-15-29(H)	282	175
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	855	801
5.500%, 10-1-27(H)	2,301	2,041
5.125%, 12-15-29(F)(H)	421	354

		13,264

Education Services – 2.4%
Laureate Education, Inc., 8.250%, 5-1-25(H)	17,225	17,139

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5-1-25(H)	2,468	2,357

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	2,137	1,838

Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(H)	2,371	2,323
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(H)	896	826

		3,149

Specialty Stores – 2.8%
Party City Holdings, Inc., 6.625%, 8-1-26(H)	1,785	179
Staples, Inc.:
7.500%, 4-15-26(H)	16,924	14,809
10.750%, 4-15-27(F)(H)	7,355	5,643

		20,631

Total Consumer Discretionary - 9.2%		66,898
Consumer Staples
Food Retail – 0.2%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 4.875%, 2-15-30(H)	1,423	1,409

Packaged Foods & Meats – 4.9%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(H)	5,708	5,779
5.750%, 6-15-25(H)	4,650	4,697
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(H)	3,115	3,325
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(H)	545	585
5.500%, 1-15-30(H)	2,078	2,145
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	881	885
5.875%, 9-30-27(H)	3,082	3,071
Post Holdings, Inc.:
5.000%, 8-15-26(H)	1,267	1,304
5.750%, 3-1-27(H)	5,618	5,757
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	1,656	1,656
5.750%, 11-1-24(H)	6,704	6,086

		35,290

Total Consumer Staples - 5.1%		36,699
Energy
Oil & Gas Drilling – 0.6%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(H)	5,209	1,849
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(J)	8,682	2,040
Valaris plc, 7.750%, 2-1-26	2,484	230

		4,119

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	1,917	480

Oil & Gas Exploration & Production – 2.6%
Bellatrix Exploration Ltd., 8.500%, 9-11-23(K)	1,022	619
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(I)(K)	1,113	619
Chesapeake Energy Corp., 11.500%, 1-1-25(H)	3,037	486
Crownrock L.P., 5.625%, 10-15-25(H)	7,521	3,911
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	2,453	1,693
5.750%, 1-30-28(H)	1,789	1,217
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(H)	3,647	602
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,262	1,705
10.125%, 1-15-28	2,841	1,079
QEP Resources, Inc.:
6.875%, 3-1-21	736	375
5.250%, 5-1-23	1,438	532
5.625%, 3-1-26(F)	1,085	396
Sanchez Energy Corp., 7.250%, 2-15-23(F)(H)(K)	622	93
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	5,646	3,952
5.375%, 9-30-25(H)	2,523	1,388
Ultra Resources, Inc. (9.000% Cash and 2.000% PIK), 11.000%, 7-12-24(I)	1,027	57

		18,724

Oil & Gas Refining & Marketing – 1.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	192
6.375%, 7-1-26	386	62
Comstock Escrow Corp., 9.750%, 8-15-26	10,817	7,680
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)(K)	1,320	2
8.000%, 2-15-25(H)(K)	1,386	2
7.750%, 5-15-26(F)(H)(K)	1,933	232
PBF Holding Co. LLC, 6.000%, 2-15-28(H)	1,420	955

		9,125

Total Energy - 4.5%		32,448
Financials
Consumer Finance – 0.3%
CURO Group Holdings Corp., 8.250%, 9-1-25(H)	2,815	1,985

Financial Exchanges & Data – 0.9%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(H)	5,889	6,213

Insurance Brokers – 2.3%
NFP Corp.:
6.875%, 7-15-25(H)	14,533	14,315
8.000%, 7-15-25(H)	2,791	2,554

		16,869

Other Diversified Financial Services – 1.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(H)(I)(K)	26,095	9,133

Property & Casualty Insurance – 1.2%
Amwins Group, Inc., 7.750%, 7-1-26(H)	4,026	3,930

Hub International Ltd., 7.000%, 5-1-26(H)	4,731	4,684

		8,614

Specialized Finance – 1.0%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	5,496	4,617
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)	2,534	2,433

		7,050

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	5,488	4,596

Total Financials - 7.6%		54,460
Health Care
Health Care Facilities – 1.7%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)	8,355	7,913
Surgery Center Holdings, Inc., 10.000%, 4-15-27(H)	6,654	4,658

		12,571

Health Care Services – 0.5%
Heartland Dental LLC, 8.500%, 5-1-26(H)	4,714	3,512

Health Care Technology – 1.3%
Verscend Holding Corp., 9.750%, 8-15-26(H)	9,366	9,349

Pharmaceuticals – 2.1%
Advanz Pharma Corp., 8.000%, 9-6-24	430	375
Bausch Health Cos., Inc.:
6.125%, 4-15-25(H)	1,727	1,701
9.000%, 12-15-25(H)	855	901
9.250%, 4-1-26(H)	2,515	2,626
8.500%, 1-31-27(H)	5,239	5,475
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	3,609	3,591

		14,669

Total Health Care - 5.6%		40,101
Industrials
Aerospace & Defense – 6.0%
Arconic Rolled Products Corp., 6.125%, 2-15-28(H)	568	581
TransDigm UK Holdings plc, 6.875%, 5-15-26	2,171	2,019
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	6,077	5,786
6.500%, 5-15-25	1,162	1,104
6.250%, 3-15-26(H)	7,179	7,143
6.375%, 6-15-26	2,490	2,384
7.500%, 3-15-27	2,673	2,576
5.500%, 11-15-27(H)	6,936	6,225
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	7,697	6,138
9.000%, 11-15-26(H)	11,228	9,123
13.125%, 11-15-27(H)	847	678

		43,757

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	3,901	2,224
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	472	478

		2,702

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.:
7.000%, 6-1-26(H)	2,301	2,227
8.500%, 5-1-27(H)	572	575
Waste Pro USA, Inc., 5.500%, 2-15-26(H)	482	447

		3,249

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)	2,132	1,839

Total Industrials - 7.1%		51,547
Information Technology
Application Software – 1.8%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(H)	15,902	13,040

Data Processing & Outsourced Services – 0.2%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(H)	1,192	1,183

Electronic Equipment & Instruments – 0.2%
NCR Corp.:
5.750%, 9-1-27(H)	755	687
6.125%, 9-1-29(H)	966	902

		1,589

IT Consulting & Other Services – 0.4%
NCR Escrow Corp., 6.375%, 12-15-23	3,116	3,077

Total Information Technology - 2.6%		18,889
Materials
Aluminum – 0.8%
Constellium N.V.:
5.750%, 5-15-24(H)	3,551	3,170
5.875%, 2-15-26(H)	2,322	2,020
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(H)	1,137	1,012

		6,202

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	2,943	2,582
5.250%, 6-1-27(H)	1,177	992

		3,574

Construction Materials – 0.6%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)	5,883	4,566

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)	2,110	1,812
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	408	355
7.625%, 1-15-25(H)	611	532

		2,699

Total Materials - 2.3%		17,041

TOTAL CORPORATE DEBT SECURITIES – 61.1%		$442,301
(Cost: $551,341)

LOANS(L)
Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 4.700%, 7-25-21	788	630

Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.950%, 7-25-22	2,951	2,095

		2,725

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 4.489%, 8-1-26(B)	6,581	5,528

Integrated Telecommunication Services – 1.5%
West Corp., 0.000%, 10-10-24(M)	848	632
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.450%, 10-10-24	13,633	10,167

		10,799

Publishing – 0.3%
Recorded Books, Inc., 0.000%, 8-31-25(M)	1,256	1,083
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.960%, 8-31-25	1,127	972

		2,055

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 4.870%, 5-27-24	7,612	5,889

Total Communication Services - 3.8%		26,996
Consumer Discretionary
Apparel Retail – 0.6%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.450%, 11-28-22	3,763	2,823
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(K)	1,517	1,431

		4,254

Automotive Retail – 0.0%
Dealer Tire LLC (1-Month ICE LIBOR plus 425 bps), 5.239%, 12-19-25	188	152

Department Stores – 0.0%
Belk, Inc. (ICE LIBOR plus 675 bps), 7.750%, 7-31-25	614	339

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.000%, 5-15-23	2,573	2,290

Leisure Facilities – 0.3%
United PF Holdings LLC, 0.000%, 1-6-27(B)(M)	415	299
United PF Holdings LLC (ICE LIBOR plus 400 bps), 5.450%, 1-6-27(B)	3,354	2,415

		2,714

Restaurants – 0.3%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps), 7.572%, 8-30-26	3,436	1,821
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.277%, 4-18-25(K)	3,326	38

		1,859

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 7.489%, 8-4-25	1,861	1,696

Specialty Stores – 1.2%
Jo-Ann Stores, Inc., 0.000%, 10-16-23(M)	287	104
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	3,981	1,439
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	3,971	840
Party City Holdings, Inc., 0.000%, 8-19-22(M)	887	429
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
4.100%, 8-19-22	430	208
4.110%, 8-19-22	446	216
Staples, Inc. (ICE LIBOR plus 500 bps), 6.515%, 4-12-26	6,045	4,745

		7,981

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 5.322%, 6-15-25(B)	4,208	3,661

Total Consumer Discretionary - 3.5%		24,946
Consumer Staples
Packaged Foods & Meats – 0.3%
Bellring Brands LLC (ICE LIBOR plus 500 bps), 6.000%, 10-21-24	2,727	2,543

Total Consumer Staples - 0.3%		2,543
Energy
Coal & Consumable Fuels – 0.5%
Foresight Energy LLC, 0.000%, 9-10-20(M)	469	452
Foresight Energy LLC (1-Month ICE LIBOR plus 1,100 bps), 13.000%, 9-10-20	573	553
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.363%, 3-28-22(K)	6,950	903
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.093%, 3-15-22	529	513
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(B)(I)	1,941	1,165

		3,586

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 8.000%, 8-7-20(B)(E)(I)	757	682

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.988%, 12-31-21	2,885	136
California Resources Corp. (ICE LIBOR plus 475 bps), 6.363%, 12-31-22	1,928	424

		560

Oil & Gas Storage & Transportation – 0.6%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 6.620%, 3-1-26	6,000	3,920
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps), 4.989%, 5-22-26(B)	679	407

		4,327

Total Energy - 1.3%		9,155

Financials

Asset Management & Custody Banks – 0.4%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 7.679%, 7-20-26	4,048	3,036

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC (ICE LIBOR plus 300 bps), 3.941%, 2-18-27	2,062	1,825

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 325 bps), 4.239%, 2-13-27	2,499	2,132

Investment Banking & Brokerage – 0.5%
Jane Street Group LLC (ICE LIBOR plus 300 bps), 4.613%, 1-7-25	3,569	3,176

Other Diversified Financial Services – 0.0%
New Cotai LLC, 0.000%, 7-20-20(M)	44	44
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	71	71
3.500%, 7-20-20	71	72

		187

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 5.489%, 2-28-25	8,351	6,597

Specialized Finance – 0.4%
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.710%, 8-25-23	2,272	1,134
6.840%, 8-25-23	3,775	1,883

		3,017

Total Financials - 2.7%		19,970

Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 11.556%, 10-1-25	632	401

Health Care Facilities – 1.2%
Gentiva Health Services, Inc. (ICE LIBOR plus 325 bps), 4.250%, 7-2-25(B)	7,322	6,847
Surgery Center Holdings, Inc., 0.000%, 8-31-24(M)	2,546	1,940

		8,787

Health Care Services – 2.2%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 4.739%, 4-30-25	4,066	3,103

LifePoint Health, Inc. (ICE LIBOR plus 375 bps), 4.739%, 11-16-25	3,666	3,384
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 6.000%, 6-26-26	10,936	9,452

		15,939

Health Care Technology – 1.3%
Verscend Holding Corp., 0.000%, 8-27-25(B)(M)	2,545	2,392
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 5.489%, 8-27-25(B)	7,630	7,172

		9,564

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.568%, 9-6-24	1,152	982

Total Health Care - 4.9%		35,673

Industrials

Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.072%, 3-27-22	1,074	698

Construction & Engineering – 1.6%
Maverick Purchaser Sub LLC (ICE LIBOR plus 400 bps), 4.989%, 1-23-27	2,505	2,304
McDermott Technology Americas, Inc.:
0.000%, 10-21-20(M)	622	561
0.000%, 5-10-25(K)(M)	3,050	864
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps), 7.250%, 5-10-25(K)	5,530	1,567
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps):
10.647%, 10-21-20	3,766	3,401
10.806%, 10-21-20	1,994	1,800
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.950%, 7-10-22	1,119	928

		11,425

Diversified Support Services – 0.1%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps), 4.739%, 11-26-26	1,031	892

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22	4,824	4,342
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23(B)	387	368

		4,710

Industrial Machinery – 1.9%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.700%, 1-28-22(B)	1,676	1,089

Form Technologies LLC (ICE LIBOR plus 850 bps), 9.950%, 1-30-23(B)	13,354	12,553

		13,642

Total Industrials - 4.3%		31,367

Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.450%, 9-19-25	1,954	1,761
KIK Custom Products, Inc., 0.000%, 5-15-23(B)(M)	2,000	1,780
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 7.959%, 5-15-23(B)	530	471

		4,012

Communications Equipment – 1.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps):
0.000%, 11-30-25(M)	2,970	2,037
6.015%, 11-30-25	5,799	3,977
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 10.265%, 11-30-26	2,920	1,635

		7,649

Data Processing & Outsourced Services – 1.0%
CommerceHub, Inc. (ICE LIBOR plus 375 bps), 4.489%, 5-21-25(B)	3,137	2,604
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	3,429	1,215
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 3.620%, 5-1-24	5,312	3,405

		7,224

Internet Services & Infrastructure – 0.6%
Informatica LLC:
7.125%, 2-14-25(B)(P)	3,776	3,323
0.000%, 2-14-27(M)	1,510	1,301

		4,624

Total Information Technology - 3.2%		23,509

Materials

Construction Materials – 0.6%
Hillman Group, Inc. (The), 0.000%, 5-31-25(M)	738	573
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 5.072%, 5-31-25	4,287	3,328

		3,901

Total Materials - 0.6%		3,901

TOTAL LOANS – 24.6%		$178,060

(Cost: $239,687)

SHORT-TERM SECURITIES	Shares

Money Market Funds (O) - 7.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.390%(N)	843	843

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	55,763	55,763

		56,606

TOTAL SHORT-TERM SECURITIES – 7.8%		$56,606

(Cost: $56,606)

TOTAL INVESTMENT SECURITIES – 100.0%		$724,724

(Cost: $904,876)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		22

NET ASSETS – 100.0%		$724,746

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Restricted securities. At March 31, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
BIS Industries Ltd.	12-22-17	1,605	$151	$	—*
Larchmont Resources LLC	12-8-16	1	340		176
New Cotai Participation Corp., Class B	4-12-13	—*	62		–
Sabine Oil & Gas Corp.	12-7-16	—*	12		4
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583	2,083		—*
Targa Resources Corp., 9.500%	10-24-17	8	8,416		4,473

			$11,064		$4,653

The total value of these securities represented 0.6% of net assets at March 31, 2020.

(D)	Listed on an exchange outside the United States.
(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.
(F)	All or a portion of securities with an aggregate value of $2,184 are on loan.
(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $397,517 or 54.8% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.
(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(M) All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at March 31, 2020.
(P)	At March 31, 2020, the rate shown is a fixed interest rate.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$4,652	$6,931	$—	*
Energy	—	362	176
Health Care	—	133	—
Industrials	—	—	—	*

Total Common Stocks	$4,652	$7,426	$176
Investment Funds	31,029	—	—
Preferred Stocks	—	4,473	—	*
Warrants	—	1	—
Corporate Debt Securities	—	442,301	—
Loans	—	125,304	52,756
Short-Term Securities	56,606	—	—

Total	$92,287	$579,505	$52,932

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-20	$350	$-*	$2,640	$20,995
Net realized gain (loss)	-	-	(2,522)	(16)
Net unrealized appreciation (depreciation)	(169)	-	3,961	(5,528)
Purchases	-	-	-	11,471
Sales	-	-	(4,079)	(1,709)
Amortization/Accretion of premium/discount	-	-	-	(16)
Transfers into Level 3 during the period	14	-	-	45,703
Transfers out of Level 3 during the period	(19)	-	-	(18,144)

Ending Balance 3-31-20	$176	$-*	$-	$52,756

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-20	$(169)	$-	$-	$(5,528)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$-*	Market comparable approach	Adjusted EBITDA multiple	3.10x
	176	Third-party valuation service	Broker quote	N/A
Preferred Stocks	-*	Transaction	Price	$0
Loans	52,756	Third-party vendor pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date could result in higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$904,876

Gross unrealized appreciation	7,325
Gross unrealized depreciation	(187,477)

Net unrealized depreciation	$(180,152)